SCHEDULE OF SHARE CAPITAL (Details) (Paranthetical) - USD ($)						6 Months Ended
	Aug. 08, 2025	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	May 27, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 08, 2025	Jul. 22, 2025	Mar. 31, 2025	Aug. 31, 2024	Jul. 31, 2024	Jul. 26, 2024	Jul. 15, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Shares issued			2,250,000					201,950,104	2,250,000
Par value per share			$ 0.00005	$ 2.17
Share capital		$ 130				$ 10,098				$ 1,150
Number of shares outstanding								201,950,104
Borrowings, interest rate basis				1:1
Notional amount				$ 4,350,000		$ 4,350,000
Interest payable				751,781						$ 5,137
Convertible loan notes				$ 5,101,781								$ 1,000,000		$ 4,350,000
Number of converted shares issued				2,347,134
Proceeds from issue initial public offering			2,250,000
Share price		$ 4.10	$ 4.10			$ 2.098
Other expense by nature		$ 1,380,000	$ 9,225,000
Proceeds from issue of preference shares		$ 1,261,969	$ 7,747,756
Proceeds from issue initial public offering		337,500
Deferred IPO expenses		$ 1,432,343
Share capital premium		9,176,277
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share													$ 0.00005
Share capital													$ 50,000
Number of shares authorised													960,000,000
Number of shares outstanding				2,583,820
Other expense by nature		$ 10,608,750
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares issued																		3,000
Par value per share													$ 0.00005
Number of shares authorised													40,000,000
Over allotment options [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		2,587,500
Proceeds from issue of preference shares		$ 9,009,725
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued															5,086
Convertible loan notes												$ 517,535
Loan amount							$ 3,000,000.0
Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued							731,707								5,086
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued					4,170,520
Share capital					$ 8,000,000
Number of shares outstanding					4,170,520
Warrants exercise price									$ 5.13
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Shares issued									2,250,000
Total exercise price									$ 11,542,500
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued															10,172
Warrants exercise price															$ 2,512
Issued capital [member]
IfrsStatementLineItems [Line Items]
Capital reserve					$ 1,346,800
Number of shares outstanding							14,743,602
Issued capital [member] | Precapitalization [member]
IfrsStatementLineItems [Line Items]
Allotment of shares							5,086
Number of shares outstanding						201,950,104	16,756			22,993,763							11,626
Increase decrease through stock split shares	176,706,341					176,706,341
Employee [member]
IfrsStatementLineItems [Line Items]
Shares issued											1,003,680
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares post recapitalization					4,170,520
Capital reserve					$ 8,000,000
Par value per share						$ 0.00005
Number of shares outstanding						410
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued						19,907				19,907
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding														16,756
Diginex Solutions (HK) Limited [member] | Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Allotment of shares					5,086
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued												4,170,520
Capital reserve					$ 6,653,200
Number of shares outstanding														10,172
Warrants exercise price												$ 6.13
Diginex Solutions (HK) Limited [member] | Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Shares issued					10,172
Diginex Solutions (HK) Limited [member] | Employee [member]
IfrsStatementLineItems [Line Items]
Shares issued																44
Number of shares post recapitalization																36,080
Diginex Group [member]
IfrsStatementLineItems [Line Items]
Par value per share														$ 0.0001